CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER' EQUITY - Mer Telemanagement Solutions Ltd [Member] - USD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total [Member]
Beginning balance, value at Dec. 31, 2017	$ 25		$ 28,188	$ (29)	$ (26,472)	$ 1,712
Stock-based compensation			90			90
Issuance of preferred shares		$ 10	1,343			1,353
Issuance of preferred shares, shares		1,315,789,000
Net loss					(1,170)	(1,170)
Issuance of ordinary shares to Vexigo's former shareholders- warrants exercise	$ 2		186			188
Issuance of ordinary shares to Vexigo?s former shareholders- warrants exercise, Shares	175,439,000
Ending balance, value at Dec. 31, 2018	$ 27	10	29,807	(29)	(27,412)	2,403
Stock-based compensation			47			47
Issuance of preferred shares		$ 6	784			790
Issuance of preferred shares, shares		692,983
Net loss					(135)	(135)
Ending balance, value at Dec. 31, 2019	$ 30	$ 16	30,635	(29)	(27,547)	3,105
Ending balance, shares at Dec. 31, 2019	1,806,204,000	1,004,386,000
Stock-based compensation			14			14
Conversion of preferred shares into ordinary shares	$ 6	$ (6)
Conversion of preferred shares into ordinary shares, shares	400,000,000	(400,000,000)
Issuance of preferred shares		$ 5	705			710
Issuance of preferred shares, shares		311,404,000
Net loss					(661)	(661)
Ending balance, value at Jun. 30, 2020	$ 36	$ 15	31,354	(29)	(28,208)	3,168
Ending balance, shares at Jun. 30, 2020	2,206,204,000	915,790,000
Beginning balance, value at Dec. 31, 2019	$ 30	$ 16	30,635	(29)	(27,547)	3,105
Beginning balance, shares at Dec. 31, 2019	1,806,204,000	1,004,386,000
Stock-based compensation			21			21
Conversion of preferred shares into ordinary shares	$ 6	$ (6)
Conversion of preferred shares into ordinary shares, shares	800,000,000	(800,000,000)
Issuance of preferred shares		$ 5	705			710
Issuance of preferred shares, shares		622,807,000
Net loss					(1,815)	(1,815)
Ending balance, value at Dec. 31, 2020	$ 37	$ 15	31,360	(29)	(29,362)	2,021
Ending balance, shares at Dec. 31, 2020	2,212,496,000	915,790,000
Conversion of preferred shares into ordinary shares	$ 2	$ (2)
Conversion of preferred shares into ordinary shares, shares	120,000,000	(120,000,000)
Net loss					(994)	(994)
Issuance of ordinary shares to Vexigo's former shareholders- warrants exercise	$ 1		(1)
Issuance of ordinary shares to Vexigo?s former shareholders- warrants exercise, Shares	34,666,000
Ending balance, value at Jun. 30, 2021	$ 40	$ 13	$ 31,359	$ (29)	$ (30,356)	$ 1,027
Ending balance, shares at Jun. 30, 2021	2,367,162,000	795,790,000